Parent company only condensed financial information - Comprehensive Income (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Comprehensive income attributable to [abstract]
Selling and marketing expenses	¥ (635,673)	¥ (441,932)	¥ (208,035)
General and administrative expenses	(756,681)	(519,795)	(270,275)
Other income, gains or lossnet	(74,254)	(79,860)	25,860
Operating loss	(1,701,012)	(1,114,367)	(890,303)
Finance income	128,261	129,435	2,128
Share of losses of joint venture	(526)
Loss for the year	(1,660,566)	(1,195,712)	(606,956)
Other comprehensive income, net of tax
- Foreign currency translation differences	78,775	396,520
Changes in the fair value of debt instruments at fair value through other comprehensive income	40
Total comprehensive loss	(1,581,751)	(799,192)	(606,956)
Parent company
Comprehensive income attributable to [abstract]
Selling and marketing expenses	(1,825)
General and administrative expenses	(52,860)	(25,164)
Other income, gains or lossnet	4,784	20,747
Operating loss	(49,901)	(4,417)
Finance income	6,427	22,730
Share of losses of joint venture	(526)
Share of loss of subsidiaries and VIEs	(1,616,566)	(1,214,025)	(606,956)
Loss for the year	(1,660,566)	(1,195,712)	(606,956)
Other comprehensive income, net of tax
- Foreign currency translation differences	78,775	396,520
Changes in the fair value of debt instruments at fair value through other comprehensive income	40
Total comprehensive loss	¥ (1,581,751)	¥ (799,192)	¥ (606,956)